Fair Values of Financial Instruments and Interest Rate Risk - Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	$ 91,299	$ 95,743
Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	4,955
Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value	86,344	95,743
Fair Value on a Nonrecurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,279	2,624
Other real estate owned	951	1,785
Fair Value	4,230	4,409
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities at fair value	0	0
Fair Value on a Nonrecurring Basis [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans	3,279	2,624
Other real estate owned	951	1,785
Fair Value	4,230	4,409
Total liabilities at fair value	$ 0	$ 0